Summary of Share-Based Compensation Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	$ 2,863	$ 2,253	$ 1,740
Cost of sales
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	450	350	265
Research and Development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	1,216	917	668
Selling, General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	$ 1,197	$ 986	$ 807